Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Arconic Inc.	1,033,499	$31,800,764
BWX Technologies Inc.	253,295	15,724,554
Curtiss-Wright Corp.	113,473	15,987,211
HEICO Corp.	103,798	11,848,542
HEICO Corp., Class A	203,182	18,190,884
Hexcel Corp.(a)	225,669	16,543,794
Huntington Ingalls Industries Inc.	107,444	26,955,551
L3Harris Technologies Inc.	593,416	117,419,224
Spirit AeroSystems Holdings Inc., Class A	273,712	19,948,131
Teledyne Technologies Inc.(b)	95,836	33,211,007
Textron Inc.	618,442	27,582,513
TransDigm Group Inc.	132,001	73,920,560

		409,132,735

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	363,740	28,444,468
Expeditors International of Washington Inc.	462,542	36,087,527
XPO Logistics Inc.(a)(b)	244,373	19,476,528

		84,008,523

Airlines — 0.6%
Alaska Air Group Inc.	327,976	22,220,374
American Airlines Group Inc.	1,054,739	30,249,915
Copa Holdings SA, Class A, NVS	85,640	9,255,971
JetBlue Airways Corp.(a)(b)	773,692	14,483,514
United Airlines Holdings Inc.(b)	622,296	54,818,055

		131,027,829

Auto Components — 0.7%
Aptiv PLC	691,340	65,656,560
BorgWarner Inc.	559,793	24,283,820
Gentex Corp.	682,356	19,774,677
Goodyear Tire & Rubber Co. (The)	619,387	9,634,565
Lear Corp.	165,642	22,726,082

		142,075,704

Automobiles — 0.1%
Harley-Davidson Inc.	410,345	15,260,731
Thor Industries Inc.	139,490	10,362,712

		25,623,443

Banks — 3.7%
Associated Banc-Corp.	431,240	9,504,530
Bank of Hawaii Corp.	107,663	10,245,211
Bank OZK	323,768	9,876,543
BankUnited Inc.	247,019	9,031,015
BOK Financial Corp.	84,956	7,425,154
CIT Group Inc.	256,429	11,700,855
Citizens Financial Group Inc.	1,167,277	47,403,119
Comerica Inc.	385,628	27,668,809
Commerce Bancshares Inc.	272,354	18,503,731
Cullen/Frost Bankers Inc.	150,545	14,720,290
East West Bancorp. Inc.	386,671	18,830,878
Fifth Third Bancorp.	1,904,522	58,545,006
First Citizens BancShares Inc./NC, Class A	18,587	9,892,187
First Hawaiian Inc.	355,451	10,254,761
First Horizon National Corp.	831,289	13,766,146
First Republic Bank/CA	447,078	52,509,311
FNB Corp.	857,201	10,886,453
Huntington Bancshares Inc./OH	2,761,568	41,644,445
KeyCorp.	2,633,767	53,307,444
M&T Bank Corp.	353,673	60,035,992

Security	Shares	Value

Banks (continued)
PacWest Bancorp.	313,890	$12,012,570
People’s United Financial Inc.	1,181,145	19,961,351
Pinnacle Financial Partners Inc.(a)	199,810	12,787,840
Popular Inc.	253,848	14,913,570
Prosperity Bancshares Inc.	244,400	17,569,916
Regions Financial Corp.	2,591,714	44,473,812
Signature Bank/New York NY	140,720	19,223,759
Sterling Bancorp./DE	531,510	11,204,231
SVB Financial Group(a)(b)	139,174	34,938,241
Synovus Financial Corp.	375,899	14,735,241
TCF Financial Corp.	408,903	19,136,660
Texas Capital Bancshares Inc.(b)	133,560	7,582,201
Umpqua Holdings Corp.	586,976	10,389,475
Webster Financial Corp.	243,632	13,000,204
Western Alliance Bancorp.	257,877	14,698,989
Wintrust Financial Corp.	149,805	10,621,175
Zions Bancorp. N.A.	451,321	23,432,586

		796,433,701

Beverages — 0.3%
Brown-Forman Corp., Class A	121,166	7,605,590
Brown-Forman Corp., Class B, NVS	464,664	31,411,286
Molson Coors Brewing Co., Class B	472,441	25,464,570

		64,481,446

Biotechnology — 1.5%
Agios Pharmaceuticals Inc.(a)(b)	161,240	7,699,210
Alkermes PLC(b)	415,464	8,475,466
Alnylam Pharmaceuticals Inc.(b)	285,910	32,928,255
BioMarin Pharmaceutical Inc.(a)(b)	482,150	40,765,782
Bluebird Bio Inc.(a)(b)	146,711	12,873,890
Exact Sciences Corp.(a)(b)	375,020	34,681,849
Exelixis Inc.(a)(b)	795,787	14,021,767
Incyte Corp.(a)(b)	479,037	41,829,511
Ionis Pharmaceuticals Inc.(b)	347,752	21,007,698
Moderna Inc.(a)(b)	548,160	10,722,010
Neurocrine Biosciences Inc.(a)(b)	244,518	26,283,240
Sage Therapeutics Inc.(a)(b)	140,506	10,143,128
Sarepta Therapeutics Inc.(a)(b)	190,548	24,588,314
Seattle Genetics Inc.(a)(b)	308,631	35,264,178
United Therapeutics Corp.(b)	115,133	10,140,915

		331,425,213

Building Products — 0.8%
Allegion PLC	249,361	31,055,419
AO Smith Corp.	360,703	17,183,891
Armstrong World Industries Inc.(a)	130,426	12,256,131
Fortune Brands Home & Security Inc.	378,205	24,711,915
Lennox International Inc.	94,636	23,088,345
Masco Corp.	765,907	36,755,877
Owens Corning	286,025	18,625,948
Resideo Technologies Inc.(b)	327,719	3,909,687

		167,587,213

Capital Markets — 3.1%
Affiliated Managers Group Inc.	130,541	11,062,044
Ameriprise Financial Inc.	340,131	56,659,022
BGC Partners Inc., Class A	765,315	4,545,971
Cboe Global Markets Inc.	299,105	35,892,600
E*TRADE Financial Corp.	607,476	27,561,186
Eaton Vance Corp., NVS	297,654	13,897,465
Evercore Inc., Class A	105,018	7,851,146
FactSet Research Systems Inc.	100,436	26,946,979

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	734,248	$19,075,763
Interactive Brokers Group Inc., Class A(a)	202,325	9,432,392
Invesco Ltd.	1,023,607	18,404,454
Janus Henderson Group PLC	422,936	10,340,785
Lazard Ltd., Class A	274,073	10,951,957
Legg Mason Inc.	232,798	8,359,776
LPL Financial Holdings Inc.	216,136	19,938,546
MarketAxess Holdings Inc.	99,448	37,701,731
Morningstar Inc.	52,392	7,927,434
MSCI Inc.	221,732	57,246,768
Nasdaq Inc.	306,288	32,803,445
Northern Trust Corp.	523,431	55,609,309
Raymond James Financial Inc.	333,842	29,865,505
SEI Investments Co.	344,082	22,530,489
State Street Corp.	975,558	77,166,638
T Rowe Price Group Inc.	612,433	74,618,837
Virtu Financial Inc., Class A	140,798	2,251,360

		678,641,602

Chemicals — 1.9%
Albemarle Corp.	280,509	20,488,377
Ashland Global Holdings Inc.	160,862	12,310,769
Axalta Coating Systems Ltd.(b)	550,153	16,724,651
Cabot Corp.	153,674	7,302,588
Celanese Corp.	323,780	39,863,794
CF Industries Holdings Inc.	585,641	27,958,501
Chemours Co. (The)	435,406	7,876,495
Corteva Inc.(b)	2,016,319	59,602,390
Eastman Chemical Co.	367,257	29,108,790
Element Solutions Inc.(b)	602,149	7,033,100
FMC Corp.	347,415	34,678,965
Huntsman Corp.	577,600	13,954,816
International Flavors & Fragrances Inc.	287,492	37,092,218
Mosaic Co. (The)	938,018	20,298,710
NewMarket Corp.	18,393	8,948,562
Olin Corp.	438,365	7,561,796
RPM International Inc.	343,912	26,398,685
Scotts Miracle-Gro Co. (The)	105,398	11,191,160
Valvoline Inc.	502,153	10,751,096
Westlake Chemical Corp.	94,099	6,601,045
WR Grace & Co.	152,305	10,638,504

		416,385,012

Commercial Services & Supplies — 1.1%
ADT Inc.(a)	310,331	2,460,925
Cintas Corp.	224,753	60,476,537
Clean Harbors Inc.(b)	137,317	11,774,933
Copart Inc.(b)	540,104	49,117,058
IAA Inc.(a)(b)	353,882	16,653,687
KAR Auction Services Inc.	353,893	7,711,328
Republic Services Inc.	573,044	51,361,934
Rollins Inc.	377,470	12,516,905
Stericycle Inc.(a)(b)	243,741	15,553,113

		227,626,420

Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	158,668	32,273,071
Ciena Corp.(b)	412,882	17,625,933
CommScope Holding Co. Inc.(a)(b)	508,769	7,219,432
EchoStar Corp., Class A(b)	135,797	5,881,368
F5 Networks Inc.(b)	163,477	22,829,563
Juniper Networks Inc.	891,973	21,969,295

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	460,034	$74,129,879
Ubiquiti Inc.(a)	23,013	4,348,997
ViaSat Inc.(a)(b)	153,385	11,227,015

		197,504,553

Construction & Engineering — 0.4%
AECOM(b)	415,271	17,910,638
Fluor Corp.	372,392	7,030,761
Jacobs Engineering Group Inc.(a)	352,587	31,672,890
Quanta Services Inc.	377,023	15,348,607
Valmont Industries Inc.(a)	57,173	8,563,372

		80,526,268

Construction Materials — 0.5%
Eagle Materials Inc.	111,965	10,150,747
Martin Marietta Materials Inc.	168,195	47,034,050
Vulcan Materials Co.	353,420	50,888,945

		108,073,742

Consumer Finance — 1.0%
Ally Financial Inc.	1,022,080	31,234,765
Credit Acceptance Corp.(a)(b)	28,193	12,470,610
Discover Financial Services	841,094	71,341,593
Navient Corp.	521,866	7,139,127
OneMain Holdings Inc.	173,719	7,322,256
Santander Consumer USA Holdings Inc.	282,700	6,606,699
SLM Corp.	1,150,917	10,254,670
Synchrony Financial	1,735,081	62,480,267

		208,849,987

Containers & Packaging — 1.4%
AptarGroup Inc.	171,891	19,874,037
Ardagh Group SA	53,507	1,047,667
Avery Dennison Corp.	223,830	29,281,441
Ball Corp.	867,690	56,113,512
Berry Global Group Inc.(b)	351,191	16,678,061
Crown Holdings Inc.(b)	346,584	25,141,203
Graphic Packaging Holding Co.	783,787	13,050,054
International Paper Co.	1,055,155	48,589,888
O-I Glass Inc.	412,569	4,921,948
Packaging Corp. of America	249,439	27,934,674
Sealed Air Corp.	414,161	16,496,033
Silgan Holdings Inc.	206,099	6,405,557
Sonoco Products Co.	264,328	16,314,324
Westrock Co.	678,572	29,117,524

		310,965,923

Distributors — 0.4%
Genuine Parts Co.	378,702	40,229,513
LKQ Corp.(b)	821,331	29,321,517
Pool Corp.(a)	104,581	22,210,913

		91,761,943

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(b)	153,979	23,141,504
frontdoor Inc.(b)	226,143	10,723,701
Graham Holdings Co., Class B	11,314	7,229,533
Grand Canyon Education Inc.(a)(b)	126,361	12,104,120
H&R Block Inc.	542,954	12,748,560
Service Corp. International/U.S.	472,784	21,762,248
ServiceMaster Global Holdings Inc.(b)	363,340	14,046,724

		101,756,390

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	1,111,684	27,547,530

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.	709,600	$15,164,152
Voya Financial Inc.	361,076	22,018,414

		64,730,096

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,939,298	38,828,127
GCI Liberty Inc., Class A(b)	261,453	18,523,945
Zayo Group Holdings Inc.(b)	602,002	20,859,369

		78,211,441

Electric Utilities — 2.9%
Alliant Energy Corp.	649,221	35,525,373
Avangrid Inc.	154,978	7,928,675
Edison International	940,474	70,921,144
Entergy Corp.	533,855	63,955,829
Evergy Inc.	611,553	39,805,985
Eversource Energy	870,093	74,018,812
FirstEnergy Corp.	1,451,537	70,544,698
Hawaiian Electric Industries Inc.	288,590	13,523,327
IDACORP Inc.	133,848	14,294,966
OGE Energy Corp.	542,285	24,115,414
PG&E Corp.(a)(b)	1,436,012	15,609,451
Pinnacle West Capital Corp.	303,851	27,325,320
PPL Corp.	1,941,803	69,671,892
Xcel Energy Inc.	1,409,311	89,477,155

		616,718,041

Electrical Equipment — 0.9%
Acuity Brands Inc.	106,565	14,705,970
AMETEK Inc.	610,334	60,874,713
GrafTech International Ltd.	169,079	1,964,698
Hubbell Inc.	145,603	21,523,035
nVent Electric PLC	398,595	10,196,060
Regal Beloit Corp.	108,659	9,302,297
Rockwell Automation Inc.	309,269	62,679,548
Sensata Technologies Holding PLC(a)(b)	415,904	22,404,749

		203,651,070

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A(a)	782,459	84,685,537
Arrow Electronics Inc.(a)(b)	214,843	18,205,796
Avnet Inc.	271,771	11,533,961
CDW Corp./DE	382,985	54,705,577
Cognex Corp.	444,927	24,933,709
Coherent Inc.(a)(b)	64,011	10,648,230
Corning Inc.	2,034,153	59,214,194
Dolby Laboratories Inc., Class A	167,336	11,512,717
FLIR Systems Inc.	359,709	18,730,048
IPG Photonics Corp.(a)(b)	94,551	13,702,331
Jabil Inc.	396,962	16,406,439
Keysight Technologies Inc.(b)	504,869	51,814,705
Littelfuse Inc.	63,823	12,209,340
National Instruments Corp.	346,624	14,676,060
SYNNEX Corp.	109,970	14,164,136
Trimble Inc.(a)(b)	679,614	28,333,108
Zebra Technologies Corp., Class A(b)	144,263	36,850,541

		482,326,429

Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	214,930	7,260,335
Baker Hughes Co.	1,747,677	44,792,962
Halliburton Co.	2,339,768	57,254,123
Helmerich & Payne Inc.	284,111	12,907,163
National Oilwell Varco Inc.(a)	1,029,430	25,787,221

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	503,495	$5,286,698
Transocean Ltd.(a)(b)	1,542,483	10,612,283

		163,900,785

Entertainment — 1.0%
Cinemark Holdings Inc.	284,735	9,638,280
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	71,427	3,127,074
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	536,074	24,640,642
Lions Gate Entertainment Corp., Class A(b)	136,235	1,452,265
Lions Gate Entertainment Corp., Class B, NVS(b)	326,437	3,241,519
Live Nation Entertainment Inc.(b)	349,528	24,980,766
Madison Square Garden Co. (The), Class A(a)(b)	49,491	14,559,757
Roku Inc.(a)(b)	229,228	30,693,629
Spotify Technology SA(a)(b)	317,577	47,493,640
Take-Two Interactive Software Inc.(b)	302,797	37,071,437
World Wrestling Entertainment Inc., Class A	115,950	7,521,677
Zynga Inc., Class A(b)	2,327,584	14,244,814

		218,665,500

Equity Real Estate Investment Trusts (REITs) — 9.1%
Alexandria Real Estate Equities Inc.	305,729	49,399,692
American Campus Communities Inc.	364,167	17,126,774
American Homes 4 Rent, Class A	684,177	17,932,279
Americold Realty Trust(a)	521,720	18,291,503
Apartment Investment & Management Co., Class A	401,711	20,748,373
Apple Hospitality REIT Inc.	559,477	9,091,501
AvalonBay Communities Inc.	374,598	78,553,201
Boston Properties Inc.	415,188	57,237,818
Brandywine Realty Trust	454,827	7,163,525
Brixmor Property Group Inc.	790,824	17,089,707
Brookfield Property REIT Inc., Class A	174,825	3,224,647
Camden Property Trust	249,232	26,443,515
Colony Capital Inc.	1,262,558	5,997,151
Columbia Property Trust Inc.	306,945	6,418,220
CoreSite Realty Corp.	100,944	11,317,841
Corporate Office Properties Trust	300,148	8,818,348
Cousins Properties Inc.	387,839	15,978,967
CubeSmart	515,579	16,230,427
CyrusOne Inc.	299,927	19,624,224
Digital Realty Trust Inc.	557,456	66,749,781
Douglas Emmett Inc.	445,109	19,540,285
Duke Realty Corp.	987,173	34,225,288
Empire State Realty Trust Inc., Class A	402,230	5,615,131
EPR Properties	212,624	15,019,759
Equity Commonwealth	324,836	10,664,366
Equity LifeStyle Properties Inc.	469,174	33,025,158
Equity Residential	982,407	79,496,374
Essex Property Trust Inc.	176,374	53,063,882
Extra Space Storage Inc.	337,358	35,631,752
Federal Realty Investment Trust	198,786	25,589,722
Gaming and Leisure Properties Inc.	548,972	23,633,245
Healthcare Trust of America Inc., Class A	557,282	16,874,499
Healthpeak Properties Inc.	1,320,930	45,532,457
Highwoods Properties Inc.	271,797	13,293,591
Host Hotels & Resorts Inc.	1,909,545	35,422,060
Hudson Pacific Properties Inc.	404,732	15,238,160
Invitation Homes Inc.	1,432,684	42,937,540
Iron Mountain Inc.	772,888	24,631,941
JBG SMITH Properties	328,681	13,111,085

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	278,974	$23,405,919
Kimco Realty Corp.	1,095,788	22,693,769
Lamar Advertising Co., Class A	226,628	20,228,815
Liberty Property Trust	417,494	25,070,515
Life Storage Inc.	123,640	13,387,739
Macerich Co. (The)	384,022	10,337,872
Medical Properties Trust Inc.	1,378,065	29,090,952
Mid-America Apartment Communities Inc.	303,801	40,059,200
National Retail Properties Inc.	459,065	24,615,065
Omega Healthcare Investors Inc.	587,180	24,867,073
Outfront Media Inc.	382,150	10,249,263
Paramount Group Inc.	536,553	7,468,818
Park Hotels & Resorts Inc.	639,162	16,535,121
Rayonier Inc.	345,136	11,306,655
Realty Income Corp.	875,962	64,497,082
Regency Centers Corp.	449,978	28,389,112
Retail Properties of America Inc., Class A	566,290	7,588,286
SBA Communications Corp.	300,673	72,459,186
Service Properties Trust	433,895	10,556,665
SITE Centers Corp.	403,574	5,658,107
SL Green Realty Corp.	214,343	19,693,835
Spirit Realty Capital Inc.	266,150	13,089,257
STORE Capital Corp.	577,193	21,494,667
Sun Communities Inc.	243,047	36,481,355
Taubman Centers Inc.	153,467	4,771,289
UDR Inc.	779,020	36,380,234
Ventas Inc.	1,000,016	57,740,924
VEREIT Inc.	2,869,253	26,511,898
VICI Properties Inc.	1,239,789	31,676,609
Vornado Realty Trust	466,962	31,052,973
Weingarten Realty Investors	329,739	10,301,046
Welltower Inc.	1,088,492	89,016,876
Weyerhaeuser Co.	2,001,984	60,459,917
WP Carey Inc.	459,000	36,738,360

		1,959,858,243

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	99,783	15,864,499
Grocery Outlet Holding Corp.(a)(b)	85,618	2,778,304
Kroger Co. (The)	2,139,345	62,019,612
Sprouts Farmers Market Inc.(b)	313,153	6,059,511
U.S. Foods Holding Corp.(b)	592,314	24,812,033

		111,533,959

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,495,718	69,326,529
Beyond Meat Inc.(a)(b)	127,281	9,622,444
Bunge Ltd.	367,318	21,139,151
Campbell Soup Co.	454,794	22,475,919
Conagra Brands Inc.	1,301,774	44,572,742
Flowers Foods Inc.	519,256	11,288,625
Hain Celestial Group Inc. (The)(a)(b)	223,060	5,789,522
Hershey Co. (The)	387,822	57,002,078
Hormel Foods Corp.	750,611	33,860,062
Ingredion Inc.	178,108	16,555,139
JM Smucker Co. (The)	296,450	30,869,338
Kellogg Co.	663,667	45,899,210
Lamb Weston Holdings Inc.	390,237	33,572,089
McCormick & Co. Inc./MD, NVS	330,896	56,162,978
Pilgrim’s Pride Corp.(b)	150,910	4,937,021
Post Holdings Inc.(b)	173,011	18,875,500

Security	Shares	Value

Food Products (continued)
Seaboard Corp.	723	$3,073,148
TreeHouse Foods Inc.(a)(b)	150,766	7,312,151
Tyson Foods Inc., Class A	772,285	70,308,826

		562,642,472

Gas Utilities — 0.3%
Atmos Energy Corp.	313,889	35,111,624
National Fuel Gas Co.	217,957	10,143,719
UGI Corp.	558,752	25,233,240

		70,488,583

Health Care Equipment & Supplies — 3.3%
ABIOMED Inc.(a)(b)	119,619	20,405,805
Align Technology Inc.(b)	209,524	58,465,577
Cantel Medical Corp.(a)	101,460	7,193,514
Cooper Companies Inc. (The)	130,996	42,087,705
DENTSPLY SIRONA Inc.(a)	601,542	34,041,262
DexCom Inc.(b)	244,000	53,372,560
Envista Holdings Corp.(b)	386,227	11,447,768
Hill-Rom Holdings Inc.(a)	178,270	20,238,993
Hologic Inc.(b)	718,359	37,505,523
ICU Medical Inc.(a)(b)	51,715	9,676,911
IDEXX Laboratories Inc.(b)	228,396	59,641,048
Insulet Corp.(a)(b)	158,220	27,087,264
Integra LifeSciences Holdings Corp.(a)(b)	188,812	11,003,963
Masimo Corp.(a)(b)	125,477	19,832,895
Penumbra Inc.(a)(b)	84,710	13,915,312
ResMed Inc.	382,035	59,203,964
Steris PLC	226,298	34,492,341
Teleflex Inc.	124,337	46,805,420
Varian Medical Systems Inc.(a)(b)	243,604	34,594,204
West Pharmaceutical Services Inc.	196,086	29,477,608
Zimmer Biomet Holdings Inc.	550,582	82,411,114

		712,900,751

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	239,277	7,948,782
AmerisourceBergen Corp.	409,222	34,792,054
Cardinal Health Inc.	785,980	39,754,868
Centene Corp.(a)(b)	1,098,595	69,068,668
Chemed Corp.	41,531	18,242,907
Covetrus Inc.(a)(b)	258,368	3,410,458
DaVita Inc.(a)(b)	266,202	19,973,136
Encompass Health Corp.	260,865	18,070,119
Guardant Health Inc.(a)(b)	98,243	7,676,708
Henry Schein Inc.(a)(b)	393,101	26,227,699
Laboratory Corp. of America Holdings(b)	259,930	43,972,358
McKesson Corp.	484,221	66,977,449
MEDNAX Inc.(a)(b)	223,826	6,220,124
Molina Healthcare Inc.(a)(b)	166,155	22,545,572
Premier Inc., Class A(a)(b)	165,177	6,256,905
Quest Diagnostics Inc.	362,025	38,660,650
Universal Health Services Inc., Class B(a)	209,764	30,092,743
WellCare Health Plans Inc.(b)	133,925	44,223,374

		504,114,574

Health Care Technology — 0.5%
Cerner Corp.	839,674	61,623,675
Change Healthcare Inc.(a)(b)	130,091	2,132,191
Veeva Systems Inc., Class A(b)	352,030	49,516,540

		113,272,406

Hotels, Restaurants & Leisure — 2.9%
Aramark	652,543	28,320,366

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.(b)	1,549,406	$21,071,922
Chipotle Mexican Grill Inc.(b)	68,633	57,453,371
Choice Hotels International Inc.	89,247	9,230,817
Darden Restaurants Inc.	331,897	36,180,092
Domino’s Pizza Inc.	110,691	32,518,802
Dunkin’ Brands Group Inc.	219,974	16,616,836
Extended Stay America Inc.	500,244	7,433,626
Hilton Grand Vacations Inc.(b)	229,084	7,878,199
Hilton Worldwide Holdings Inc.	748,544	83,021,015
Hyatt Hotels Corp., Class A	95,662	8,581,838
International Game Technology PLC	271,749	4,068,082
MGM Resorts International	1,339,106	44,552,057
Norwegian Cruise Line Holdings Ltd.(b)	573,143	33,477,283
Planet Fitness Inc., Class A(a)(b)	219,883	16,420,862
Royal Caribbean Cruises Ltd.	461,202	61,575,079
Six Flags Entertainment Corp.	211,839	9,556,057
Vail Resorts Inc.	108,905	26,118,686
Wendy’s Co. (The)	493,041	10,950,441
Wyndham Destinations Inc.	237,843	12,294,105
Wyndham Hotels & Resorts Inc.	248,149	15,586,239
Wynn Resorts Ltd.	263,919	36,650,431
Yum China Holdings Inc.	975,124	46,815,703

		626,371,909

Household Durables — 1.4%
DR Horton Inc.	902,172	47,589,573
Garmin Ltd.	391,583	38,202,837
Leggett & Platt Inc.	349,048	17,742,110
Lennar Corp., Class A(a)	740,164	41,293,750
Lennar Corp., Class B	45,896	2,051,551
Mohawk Industries Inc.(b)	158,804	21,657,689
Newell Brands Inc.	1,012,236	19,455,176
NVR Inc.(b)	8,783	33,449,265
PulteGroup Inc.	676,095	26,232,486
Tempur Sealy International Inc.(b)	122,209	10,639,516
Toll Brothers Inc.	347,829	13,742,724
Whirlpool Corp.	165,306	24,387,594

		296,444,271

Household Products — 0.5%
Church & Dwight Co. Inc.	661,726	46,545,807
Clorox Co. (The)	338,351	51,950,413
Energizer Holdings Inc.	167,382	8,405,924
Spectrum Brands Holdings Inc.	111,632	7,176,821

		114,078,965

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	1,793,107	35,682,829
NRG Energy Inc.	677,512	26,931,102
Vistra Energy Corp.	1,137,820	26,158,482

		88,772,413

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	152,467	24,675,259

Insurance — 4.0%
Alleghany Corp.(b)	37,294	29,819,163
American Financial Group Inc./OH	197,249	21,628,353
American National Insurance Co.	18,892	2,223,210
Arch Capital Group Ltd.(b)	1,032,210	44,271,487
Arthur J Gallagher & Co.	494,729	47,113,043
Assurant Inc.	163,660	21,452,553
Assured Guaranty Ltd.	250,206	12,265,098

Security	Shares	Value

Insurance (continued)
Athene Holding Ltd., Class A(a)(b)	384,095	$18,063,988
Axis Capital Holdings Ltd.	219,786	13,064,080
Brighthouse Financial Inc.(b)	288,617	11,322,445
Brown & Brown Inc.	623,084	24,599,356
Cincinnati Financial Corp.	409,481	43,056,927
CNA Financial Corp.	78,027	3,496,390
Erie Indemnity Co., Class A, NVS	65,591	10,888,106
Everest Re Group Ltd.	107,251	29,691,367
Fidelity National Financial Inc.	713,379	32,351,738
First American Financial Corp.	290,519	16,943,068
Globe Life Inc.	285,544	30,053,506
Hanover Insurance Group Inc. (The)	105,017	14,352,673
Hartford Financial Services Group Inc. (The)	967,849	58,816,184
Kemper Corp.	169,672	13,149,580
Lincoln National Corp.	535,969	31,627,531
Loews Corp.(a)	687,898	36,107,766
Markel Corp.(b)	36,529	41,758,857
Mercury General Corp.	71,591	3,488,629
Old Republic International Corp.	751,402	16,808,863
Primerica Inc.	110,366	14,409,385
Principal Financial Group Inc.	743,503	40,892,665
Reinsurance Group of America Inc.	166,694	27,181,124
RenaissanceRe Holdings Ltd.	116,147	22,767,135
Unum Group	553,771	16,147,962
White Mountains Insurance Group Ltd.(a)	8,194	9,140,489
Willis Towers Watson PLC	345,669	69,804,398
WR Berkley Corp.(a)	389,683	26,927,095

		855,684,214

Interactive Media & Services — 0.7%
IAC/InterActiveCorp.(b)	200,066	49,838,441
Match Group Inc.(a)(b)	146,084	11,994,957
TripAdvisor Inc.	281,023	8,537,479
Twitter Inc.(b)	2,044,040	65,511,482
Zillow Group Inc., Class A(a)(b)	154,866	7,083,571
Zillow Group Inc., Class C, NVS(a)(b)	336,141	15,442,318

		158,408,248

Internet & Direct Marketing Retail — 0.4%
Etsy Inc.(b)	318,208	14,096,614
Expedia Group Inc.	370,622	40,079,063
Grubhub Inc.(a)(b)	242,927	11,815,969
Qurate Retail Inc., Series A(b)	1,014,193	8,549,647
Wayfair Inc., Class A(a)(b)	172,061	15,549,153

		90,090,446

IT Services — 5.3%
Akamai Technologies Inc.(b)	425,260	36,733,959
Alliance Data Systems Corp.	108,192	12,139,142
Amdocs Ltd.	365,932	26,416,631
Black Knight Inc.(a)(b)	389,651	25,124,696
Booz Allen Hamilton Holding Corp.	369,190	26,260,485
Broadridge Financial Solutions Inc.	305,458	37,736,281
CACI International Inc., Class A(b)	65,480	16,369,345
CoreLogic Inc.(b)	213,671	9,339,559
DXC Technology Co.	687,215	25,832,412
EPAM Systems Inc.(a)(b)	140,190	29,742,710
Euronet Worldwide Inc.(b)	135,809	21,398,066
Fiserv Inc.(a)(b)	1,516,142	175,311,499
FleetCor Technologies Inc.(b)	228,891	65,856,519
Gartner Inc.(a)(b)	235,254	36,252,641
Genpact Ltd.	501,224	21,136,616

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Global Payments Inc.	800,997	$146,230,012
GoDaddy Inc., Class A(a)(b)	459,190	31,188,185
Jack Henry & Associates Inc.	205,562	29,944,217
Leidos Holdings Inc.	358,930	35,135,658
MongoDB Inc.(a)(b)	112,195	14,765,984
Okta Inc.(a)(b)	281,393	32,464,310
Paychex Inc.	861,444	73,274,427
Sabre Corp.	732,690	16,441,564
Square Inc., Class A(a)(b)	923,596	57,780,166
Switch Inc., Class A(a)	156,448	2,318,559
Twilio Inc., Class A(a)(b)	329,329	32,366,454
VeriSign Inc.(b)	278,161	53,596,062
Western Union Co. (The)	1,125,361	30,137,168
WEX Inc.(b)	114,734	24,032,184

		1,145,325,511

Leisure Products — 0.4%
Brunswick Corp./DE	217,395	13,039,352
Hasbro Inc.	338,869	35,787,955
Mattel Inc.(a)(b)	914,958	12,397,681
Polaris Inc.	153,214	15,581,864

		76,806,852

Life Sciences Tools & Services — 1.8%
Adaptive Biotechnologies Corp.(a)(b)	44,123	1,320,160
Agilent Technologies Inc.	832,877	71,052,737
Avantor Inc.(b)	845,393	15,343,883
Bio-Rad Laboratories Inc., Class A(b)	56,626	20,953,319
Bio-Techne Corp.	99,979	21,946,390
Bruker Corp.(a)	274,487	13,990,602
Charles River Laboratories International Inc.(b)	129,410	19,768,671
IQVIA Holdings Inc.(b)	474,713	73,347,906
Mettler-Toledo International Inc.(a)(b)	64,521	51,183,219
PerkinElmer Inc.(a)	298,784	29,011,926
PRA Health Sciences Inc.(b)	170,564	18,958,189
QIAGEN NV(a)(b)	589,350	19,920,030
Waters Corp.(b)	171,589	40,091,770

		396,888,802

Machinery — 4.2%
AGCO Corp.	169,337	13,081,283
Allison Transmission Holdings Inc.	296,583	14,330,891
Colfax Corp.(a)(b)	253,331	9,216,182
Crane Co.	133,488	11,530,694
Cummins Inc.	402,041	71,949,257
Donaldson Co. Inc.	340,578	19,624,104
Dover Corp.	390,353	44,992,087
Flowserve Corp.	349,354	17,387,349
Fortive Corp.	793,025	60,579,180
Gardner Denver Holdings Inc.(a)(b)	351,123	12,879,192
Gates Industrial Corp. PLC(a)(b)	130,244	1,792,157
Graco Inc.	440,170	22,888,840
IDEX Corp.	204,014	35,090,408
Ingersoll-Rand PLC	646,186	85,891,043
ITT Inc.(a)	233,721	17,274,319
Lincoln Electric Holdings Inc.	156,111	15,100,617
Middleby Corp. (The)(a)(b)	147,561	16,160,881
Nordson Corp.	152,553	24,841,731
Oshkosh Corp.	185,235	17,532,493
PACCAR Inc.	910,573	72,026,324
Parker-Hannifin Corp.	343,759	70,752,477
Pentair PLC	454,974	20,869,657

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	146,426	$24,804,564
Stanley Black & Decker Inc.	407,635	67,561,425
Timken Co. (The)	178,969	10,077,744
Toro Co. (The)	282,038	22,469,968
Trinity Industries Inc.	264,855	5,866,538
WABCO Holdings Inc.(b)	136,290	18,467,295
Westinghouse Air Brake Technologies Corp.	481,469	37,458,288
Woodward Inc.	146,719	17,377,398
Xylem Inc./NY	482,327	38,002,544

		917,876,930

Marine — 0.1%
Kirby Corp.(a)(b)	158,236	14,166,869

Media — 2.1%
Altice USA Inc., Class A(b)	810,496	22,158,961
AMC Networks Inc., Class A(a)(b)	115,067	4,545,146
Cable One Inc.	11,748	17,486,545
Discovery Inc., Class A(a)(b)	415,680	13,609,363
Discovery Inc., Class C, NVS(a)(b)	906,700	27,645,283
DISH Network Corp., Class A(a)(b)	697,887	24,754,052
Fox Corp., Class A, NVS	946,725	35,095,096
Fox Corp., Class B(b)	434,589	15,819,040
Interpublic Group of Companies Inc. (The)	1,028,284	23,753,360
John Wiley & Sons Inc., Class A	113,269	5,495,812
Liberty Broadband Corp., Class A(b)	65,452	8,152,701
Liberty Broadband Corp., Class C, NVS(a)(b)	281,600	35,411,200
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	222,158	10,739,118
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	415,538	20,003,999
New York Times Co. (The), Class A	431,430	13,879,103
News Corp., Class A, NVS	1,024,707	14,489,357
News Corp., Class B	318,613	4,623,075
Nexstar Media Group Inc., Class A	120,682	14,149,964
Omnicom Group Inc.	579,206	46,927,270
Sinclair Broadcast Group Inc., Class A	169,214	5,641,595
Sirius XM Holdings Inc.(a)	3,675,331	26,278,617
ViacomCBS Inc., Class A(a)	18,280	820,224
ViacomCBS Inc., Class B, NVS	1,460,878	61,313,050

		452,791,931

Metals & Mining — 1.2%
Alcoa Corp.(b)	495,087	10,649,321
Freeport-McMoRan Inc.	3,900,340	51,172,461
Newmont Goldcorp Corp.	2,196,462	95,436,274
Nucor Corp.	820,335	46,168,454
Reliance Steel & Aluminum Co.	173,563	20,785,905
Royal Gold Inc.	174,002	21,271,744
Steel Dynamics Inc.	552,863	18,819,457
U.S. Steel Corp.(a)	457,917	5,224,833

		269,528,449

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,446,835	25,580,043
Annaly Capital Management Inc.	3,839,083	36,164,162
Chimera Investment Corp.	493,405	10,144,407
MFA Financial Inc.	1,178,432	9,015,005
New Residential Investment Corp.	1,105,427	17,808,429
Starwood Property Trust Inc.	725,817	18,043,810
Two Harbors Investment Corp.	723,238	10,573,739

		127,329,595

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 2.8%
Ameren Corp.	658,644	$50,583,859
CenterPoint Energy Inc.	1,354,080	36,925,761
CMS Energy Corp.	761,527	47,854,357
Consolidated Edison Inc.	893,974	80,877,828
DTE Energy Co.	497,948	64,668,507
MDU Resources Group Inc.	538,333	15,993,873
NiSource Inc.	994,333	27,682,231
Public Service Enterprise Group Inc.	1,358,058	80,193,325
Sempra Energy	758,314	114,869,405
WEC Energy Group Inc.	846,380	78,061,627

		597,710,773

Multiline Retail — 1.0%
Dollar General Corp.	696,928	108,706,830
Dollar Tree Inc.(a)(b)	632,519	59,488,412
Kohl’s Corp.	425,699	21,689,364
Macy’s Inc.	823,461	13,998,837
Nordstrom Inc.	288,287	11,799,587
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	140,156	9,153,588

		224,836,618

Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	679,916	5,160,562
Antero Resources Corp.(a)(b)	739,416	2,107,336
Apache Corp.	1,021,138	26,130,921
Cabot Oil & Gas Corp.	1,079,022	18,785,773
Centennial Resource Development Inc./DE, Class A(a)(b)	505,742	2,336,528
Cheniere Energy Inc.(a)(b)	619,085	37,807,521
Chesapeake Energy Corp.(a)(b)	3,473,900	2,868,052
Cimarex Energy Co.	266,621	13,994,936
Concho Resources Inc.	536,656	46,994,966
Continental Resources Inc./OK	231,586	7,943,400
Devon Energy Corp.	1,028,844	26,719,079
Diamondback Energy Inc.(a)	430,159	39,944,565
EQT Corp.	677,498	7,384,728
Equitrans Midstream Corp.	543,288	7,258,328
Hess Corp.	723,384	48,329,285
HollyFrontier Corp.	400,545	20,311,637
Kosmos Energy Ltd.	964,222	5,496,065
Marathon Oil Corp.	2,154,711	29,260,975
Murphy Oil Corp.	397,084	10,641,851
Noble Energy Inc.	1,266,633	31,463,164
ONEOK Inc.	1,103,095	83,471,199
Parsley Energy Inc., Class A	713,517	13,492,607
PBF Energy Inc., Class A	317,910	9,972,837
Pioneer Natural Resources Co.	442,585	66,994,091
Range Resources Corp.(a)	591,869	2,870,565
Targa Resources Corp.	610,521	24,927,572
Williams Companies Inc. (The)	3,272,577	77,625,526
WPX Energy Inc.(a)(b)	1,095,337	15,049,930

		685,343,999

Paper & Forest Products — 0.0%
Domtar Corp.	152,812	5,843,531

Personal Products — 0.1%
Coty Inc., Class A	769,362	8,655,322
Herbalife Nutrition Ltd.(a)(b)	263,427	12,557,565
Nu Skin Enterprises Inc., Class A	146,225	5,992,301

		27,205,188

Security	Shares	Value

Pharmaceuticals — 0.7%
Catalent Inc.(a)(b)	386,445	$21,756,854
Elanco Animal Health Inc.(b)	1,000,186	29,455,478
Horizon Therapeutics PLC(b)	501,217	18,144,055
Jazz Pharmaceuticals PLC(b)	148,407	22,154,197
Mylan NV(b)	1,395,232	28,044,163
Nektar Therapeutics(a)(b)	454,684	9,814,354
Perrigo Co. PLC	336,155	17,365,767

		146,734,868

Professional Services — 1.6%
CoStar Group Inc.(a)(b)	96,798	57,914,243
Equifax Inc.	323,833	45,375,480
IHS Markit Ltd.(b)	1,062,311	80,045,134
ManpowerGroup Inc.	158,785	15,418,024
Nielsen Holdings PLC	947,774	19,239,812
Robert Half International Inc.	301,972	19,069,532
TransUnion	504,548	43,194,354
Verisk Analytics Inc.(a)	428,423	63,980,691

		344,237,270

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	896,476	54,945,014
Howard Hughes Corp. (The)(a)(b)	108,831	13,799,771
Jones Lang LaSalle Inc.(a)	139,378	24,264,316

		93,009,101

Road & Rail — 0.8%
AMERCO	23,866	8,969,320
JB Hunt Transport Services Inc.	227,515	26,569,202
Kansas City Southern	265,477	40,660,457
Knight-Swift Transportation Holdings Inc.(a)	333,437	11,950,382
Landstar System Inc.(a)	106,369	12,112,238
Lyft Inc., Class A(a)(b)	510,639	21,967,690
Old Dominion Freight Line Inc.(a)	173,545	32,935,370
Ryder System Inc.	136,835	7,431,509
Schneider National Inc., Class B	153,624	3,352,076

		165,948,244

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)(b)	2,772,843	127,162,580
Cree Inc.(a)(b)	289,425	13,356,964
Cypress Semiconductor Corp.	989,570	23,086,668
Entegris Inc.	358,594	17,961,974
First Solar Inc.(a)(b)	219,447	12,280,254
KLA Corp.	428,060	76,267,450
Lam Research Corp.	387,825	113,400,030
Marvell Technology Group Ltd.(a)	1,782,537	47,344,183
Maxim Integrated Products Inc.	730,582	44,938,099
Microchip Technology Inc.	624,342	65,381,094
MKS Instruments Inc.	143,932	15,833,959
Monolithic Power Systems Inc.	111,477	19,845,136
ON Semiconductor Corp.(a)(b)	1,105,930	26,962,573
Qorvo Inc.(b)	311,611	36,218,547
Skyworks Solutions Inc.	457,068	55,250,380
Teradyne Inc.(a)	448,555	30,586,965
Universal Display Corp.	113,772	23,444,996
Xilinx Inc.	681,946	66,673,860

		815,995,712

Software — 4.8%
2U Inc.(a)(b)	154,195	3,699,138
Alteryx Inc., Class A(a)(b)	122,424	12,250,970
Anaplan Inc.(a)(b)	226,625	11,875,150
ANSYS Inc.(b)	225,343	58,005,542

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Aspen Technology Inc.(b)	183,691	$22,213,753
Atlassian Corp. PLC, Class A(a)(b)	315,234	37,935,260
Avalara Inc.(a)(b)	129,426	9,480,454
Cadence Design Systems Inc.(a)(b)	747,358	51,836,751
CDK Global Inc.	324,318	17,733,708
CERENCE Inc.(a)(b)	96,683	2,187,936
Ceridian HCM Holding Inc.(a)(b)	251,074	17,042,903
Citrix Systems Inc.	331,986	36,817,247
Coupa Software Inc.(a)(b)	168,751	24,679,834
DocuSign Inc.(a)(b)	419,205	31,067,283
Dropbox Inc., Class A(a)(b)	563,946	10,100,273
Dynatrace Inc.(b)	172,037	4,352,536
Elastic NV(a)(b)	125,631	8,078,073
Fair Isaac Corp.(b)	76,738	28,752,194
FireEye Inc.(a)(b)	522,492	8,636,793
Fortinet Inc.(b)	386,751	41,289,537
Guidewire Software Inc.(a)(b)	221,041	24,263,671
HubSpot Inc.(a)(b)	108,938	17,266,673
LogMeIn Inc.	130,739	11,209,562
Manhattan Associates Inc.(a)(b)	171,618	13,686,535
Medallia Inc.(a)(b)	41,776	1,299,651
New Relic Inc.(a)(b)	133,150	8,749,286
NortonLifeLock Inc.	1,554,174	39,662,520
Nuance Communications Inc.(a)(b)	773,789	13,796,658
Nutanix Inc., Class A(a)(b)	453,870	14,187,976
Pagerduty Inc.(a)(b)	112,841	2,639,351
Palo Alto Networks Inc.(b)	254,652	58,888,275
Paycom Software Inc.(a)(b)	132,962	35,203,019
Paylocity Holding Corp.(a)(b)	92,581	11,185,636
Pegasystems Inc.(a)	104,146	8,295,229
Pluralsight Inc., Class A(a)(b)	166,499	2,865,448
Proofpoint Inc.(a)(b)	150,216	17,241,792
PTC Inc.(a)(b)	282,580	21,162,416
RealPage Inc.(a)(b)	211,521	11,369,254
RingCentral Inc., Class A(a)(b)	199,905	33,717,976
Smartsheet Inc., Class A(a)(b)	236,878	10,640,560
SolarWinds Corp.(a)(b)	114,255	2,119,430
Splunk Inc.(a)(b)	414,297	62,049,262
SS&C Technologies Holdings Inc.	597,564	36,690,430
Synopsys Inc.(b)	400,427	55,739,438
Teradata Corp.(a)(b)	294,391	7,880,847
Trade Desk Inc. (The), Class A(a)(b)	105,283	27,350,418
Tyler Technologies Inc.(b)	103,480	31,046,070
Zendesk Inc.(b)	299,150	22,923,864
Zscaler Inc.(a)(b)	172,899	8,039,804

		1,049,206,386

Specialty Retail — 2.5%
Advance Auto Parts Inc.	178,001	28,508,640
AutoNation Inc.(a)(b)	143,484	6,977,627
AutoZone Inc.(b)	63,766	75,965,073
Best Buy Co. Inc.	605,527	53,165,271
Burlington Stores Inc.(a)(b)	175,004	39,906,162
CarMax Inc.(a)(b)	441,300	38,688,771
Carvana Co.(a)(b)	119,890	11,035,875
Dick’s Sporting Goods Inc.	170,939	8,459,771
Five Below Inc.(a)(b)	145,866	18,650,427
Floor & Decor Holdings Inc., Class A(a)(b)	186,423	9,472,153
Foot Locker Inc.	285,663	11,138,000
Gap Inc. (The)	578,071	10,220,295
L Brands Inc.	607,522	11,008,299

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Inc.(b)	200,290	$87,779,095
Penske Automotive Group Inc.	92,910	4,665,940
Tiffany & Co.	323,457	43,230,028
Tractor Supply Co.	320,033	29,903,884
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	151,603	38,376,783
Urban Outfitters Inc.(a)(b)	184,314	5,118,400
Williams-Sonoma Inc.	208,446	15,308,274

		547,578,768

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,512,904	55,714,657
NCR Corp.(a)(b)	342,024	12,025,564
NetApp Inc.	642,635	40,004,029
Pure Storage Inc., Class A(a)(b)	634,244	10,851,915
Western Digital Corp.	799,545	50,747,121
Xerox Holdings Corp.(b)	481,177	17,740,996

		187,084,282

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(b)	379,322	14,471,134
Carter’s Inc.	118,508	12,957,665
Columbia Sportswear Co.	79,700	7,985,143
Hanesbrands Inc.	958,143	14,228,424
Lululemon Athletica Inc.(b)	316,947	73,427,111
PVH Corp.	196,117	20,621,703
Ralph Lauren Corp.	131,924	15,464,131
Skechers U.S.A. Inc., Class A(a)(b)	350,269	15,128,118
Tapestry Inc.	742,254	20,018,590
Under Armour Inc., Class A(a)(b)	499,585	10,791,036
Under Armour Inc., Class C, NVS(a)(b)	516,244	9,901,560

		214,994,615

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)(b)	20,910	6,344,930
MGIC Investment Corp.	943,993	13,376,381
New York Community Bancorp. Inc.	1,207,794	14,517,684
TFS Financial Corp.	143,685	2,827,721

		37,066,716

Trading Companies & Distributors — 0.9%
Air Lease Corp.	286,807	13,629,069
Fastenal Co.	1,537,761	56,820,269
HD Supply Holdings Inc.(b)	444,090	17,861,300
MSC Industrial Direct Co. Inc., Class A	116,327	9,128,180
United Rentals Inc.(a)(b)	201,675	33,633,340
Univar Solutions Inc.(b)	454,823	11,024,909
Watsco Inc.	87,902	15,835,545
WESCO International Inc.(a)(b)	110,595	6,568,237
WW Grainger Inc.	116,096	39,300,818

		203,801,667

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	195,583	8,378,776

Water Utilities — 0.4%
American Water Works Co. Inc.	485,040	59,587,164
Aqua America Inc.	575,552	27,016,411

		86,603,575

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,510,287	7,868,595
Telephone & Data Systems Inc.	264,147	6,717,258

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(b)	38,299	$1,387,573

		15,973,426

Total Common Stocks — 99.6% (Cost: $15,806,997,079)		21,549,696,176

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	1,106,260,929	1,106,703,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	30,591,028	30,591,028

		1,137,294,461

Total Short-Term Investments — 5.3% (Cost: $1,137,067,703)		1,137,294,461

Total Investments in Securities — 104.9% (Cost: $16,944,064,782)		22,686,990,637

Other Assets, Less Liabilities — (4.9)%		(1,051,488,929)

Net Assets — 100.0%		$21,635,501,708

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	653,481,425	452,779,504	1,106,260,929	$1,106,703,433	$3,891,273	(a)	$(83,786)	$(12,808)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,779,964	16,811,064	30,591,028	30,591,028	478,337		—	—

				$1,137,294,461	$4,369,610		$(83,786)	$(12,808)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	198	03/20/20	$31,988	$337,695
S&P MidCap 400 E-Mini	253	03/20/20	52,239	288,391

				$626,086

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,549,696,176	$—	$—	$21,549,696,176
Money Market Funds	1,137,294,461	—	—	1,137,294,461

	$22,686,990,637	$—	$—	$22,686,990,637

Derivative financial instruments(a)
Assets
Futures Contracts	$626,086	$—	$—	$626,086

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares